SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 24, 2021
to the Class F Prospectus, dated June 30, 2020, as amended on December 18, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2021	Managing Director, Value Equities

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Catholic Values Equity Fund. The portion of the Catholic Values Equity Fund's assets managed by LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities. Mr. Vingers has over 30 years of investment experience and has been with LMCG since 2002.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1329 (3/21)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 24, 2021
to the Class Y Prospectus, dated June 30, 2020, as amended on December 18, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2021	Managing Director, Value Equities

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Catholic Values Equity Fund. The portion of the Catholic Values Equity Fund's assets managed by LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities. Mr. Vingers has over 30 years of investment experience and has been with LMCG since 2002.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1330 (3/21)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 24, 2021
to the Statement of Additional Information, dated June 30, 2020, as amended December 18, 2020 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

Snow Capital Management, L.P. no longer serves as a sub-adviser to the Fund. As such, all references to Snow Capital Management, L.P. are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "LMCG Investments, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG INVESTMENTS, LLC—LMCG Investments, LLC ("LMCG") serves as a Sub-Adviser to a portion of the assets of the Catholic Values Equity Fund. LMCG is a board-managed limited liability company owned by its employees and Royal Bank of Canada ("RBC"). LMCG operates independently of RBC, a publicly held Canadian bank.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG

Compensation. SIMC pays LMCG a fee based on the assets under management of the Catholic Values Equity Fund as set forth in an investment sub-advisory agreement between LMCG and SIMC. LMCG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Catholic Values Equity Fund. The following information relates to the period ended December 31, 2020.

Portfolio managers and other investment team members at LMCG are compensated through a combination of base salary and incentive bonus. LMCG's incentive bonus plan for these investment personnel is a revenue-share model based on strategy performance relative to a peer group universe of retail and institutional managers. The incentive formula is based on the strategy's performance rankings within the universe for a blended time period which includes one year, three years, five years and since-inception performance. Incentive bonuses are not calculated on specific client or specific fund assets.

Ownership of Fund Shares. As of December 31, 2020, LMCG's portfolio manager did not beneficially own any shares of the Catholic Values Equity Fund.

Other Accounts. As of December 31, 2020, in addition to the Catholic Values Equity Fund, LMCG's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	6	$1,597.2	17	$355.2	57	$1,211.6

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. LMCG's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Catholic Values Equity Fund and may also have a performance-based fee. The side-by-side management of these funds and other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1331 (3/21)